Description of Business and Basis of Presentation (Details)	0 Months Ended
	May 31, 2007 item	Dec. 28, 2014 store
Apollo Acquisition
Business
Number of business acquired	2
Smart & Final
Business
Number of stores operated		201
Smart & Final | Extra
Business
Number of stores operated		98
Cash & Carry
Business
Number of stores operated		53